OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets And Liabilities
Schedule of other non-current assets
Other assets consisted of the following items as of December 31:

	2022	2021

Other non-current assets
Customer acquisition costs (see Note 3)	126	149
Tax advances (non-income tax)	7	33
Other non-financial assets	24	34
Total other non-current assets	157	216

Other current assets
Advances to suppliers	55	102
Input value added tax	49	160
Prepaid taxes	50	24
Other assets	54	58
Total other current assets	208	344

Schedule of other current assets
Other assets consisted of the following items as of December 31:

	2022	2021

Other non-current assets
Customer acquisition costs (see Note 3)	126	149
Tax advances (non-income tax)	7	33
Other non-financial assets	24	34
Total other non-current assets	157	216

Other current assets
Advances to suppliers	55	102
Input value added tax	49	160
Prepaid taxes	50	24
Other assets	54	58
Total other current assets	208	344

Schedule of other non-current liabilities	Other liabilities consisted of the following items as of December 31:

	2022	2021

Other non-current liabilities
Long-term deferred revenue (see Note 3)	10	20
Other liabilities	10	16
Total other non-current liabilities	20	36

Other current liabilities
Taxes payable (non-income tax)	135	318
Short-term deferred revenue (see Note 3)	121	154
Customer advances (see Note 3)	38	58
Other payments to authorities	60	52
Due to employees	82	153
Other liabilities	39	38
Total other current liabilities	475	773

Schedule of other current liabilities	Other liabilities consisted of the following items as of December 31:

	2022	2021

Other non-current liabilities
Long-term deferred revenue (see Note 3)	10	20
Other liabilities	10	16
Total other non-current liabilities	20	36

Other current liabilities
Taxes payable (non-income tax)	135	318
Short-term deferred revenue (see Note 3)	121	154
Customer advances (see Note 3)	38	58
Other payments to authorities	60	52
Due to employees	82	153
Other liabilities	39	38
Total other current liabilities	475	773